Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000085513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000092010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	16.18%	14.27%	14.22%
C000092009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	9.30%	12.89%	10.12%
C000092011
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	22.55%	15.17%	17.82%
C000092013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092016
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	8.32%	10.16%	8.93%
C000092015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092017
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	5.71%	12.96%	8.57%
C000092018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092020
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	10.48%	7.08%	8.78%
C000092019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092022
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	15.66%	14.00%	13.85%
C000092021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000085513
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%	13.93%	9.19%
Without Sales Load [Member] | C000092010
Average Annual Return [Line Items]
Average Annual Return, Percent	16.16%	14.27%	14.22%
Without Sales Load [Member] | C000092009
Average Annual Return [Line Items]
Average Annual Return, Percent	16.17%	14.28%	14.25%
Without Sales Load [Member] | C000092012
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%	12.89%	10.12%
Without Sales Load [Member] | C000092011
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%	12.91%	10.15%
Without Sales Load [Member] | C000092014
Average Annual Return [Line Items]
Average Annual Return, Percent	22.48%	15.17%	17.82%
Without Sales Load [Member] | C000092013
Average Annual Return [Line Items]
Average Annual Return, Percent	22.49%	15.18%	17.85%
Without Sales Load [Member] | C000092016
Average Annual Return [Line Items]
Average Annual Return, Percent	8.21%	10.17%	8.93%
Without Sales Load [Member] | C000092015
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%	10.19%	8.97%
Without Sales Load [Member] | C000092017
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%	13.00%	8.57%
Without Sales Load [Member] | C000092018
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%	13.07%	8.66%
Without Sales Load [Member] | C000092020
Average Annual Return [Line Items]
Average Annual Return, Percent	10.51%	7.10%	8.78%
Without Sales Load [Member] | C000092019
Average Annual Return [Line Items]
Average Annual Return, Percent	10.56%	7.17%	8.87%
Without Sales Load [Member] | C000092022
Average Annual Return [Line Items]
Average Annual Return, Percent	15.74%	14.02%	13.86%
Without Sales Load [Member] | C000092021
Average Annual Return [Line Items]
Average Annual Return, Percent	15.75%	14.04%	13.90%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	15.88%	14.05%	13.91%
NACC2 Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	9.43%	13.83%	9.18%
NACC2 Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	16.24%	14.34%	14.33%
NACC2 Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	16.24%	14.34%	14.33%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.33%	12.97%	10.22%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.33%	12.97%	10.22%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	22.58%	15.25%	17.92%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	22.58%	15.25%	17.92%
NACC2 Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	8.17%	10.13%	8.88%
NACC2 Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	8.17%	10.13%	8.88%
NACC2 Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	5.83%	13.06%	8.62%
NACC2 Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	5.83%	13.06%	8.62%
NACC2 Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	10.48%	7.07%	8.75%
NACC2 Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	10.48%	7.07%	8.75%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	14.11%	13.98%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	14.11%	13.98%